Aspiration Flagship Fund
ASPIRATION FUNDS Aspiration Flagship Fund
Supplement to the Prospectus and
Summary Prospectus

July 9, 2015
This supplement to the Prospectus and Summary Prospectus dated January 28, 2015 for the Aspiration Flagship Fund (the "Fund"), a series of Aspiration Funds (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus and Summary, free of charge, by visiting the Fund's website at https://funds.aspiration.com.
This supplement is to update the Example table intended to help shareholders compare the cost of investing in the Fund with the cost of investing in other mutual funds.

On page 4 of the Prospectus, the table titled "Example" under the section titled "Fund Summary" is revised by replacing the table in its entirety with the following:
Expense Example {Aspiration Funds} - USD ($)	Aspiration Flagship Fund
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	1,236

Expense Example, No Redemption {Aspiration Funds} - USD ($)	Aspiration Flagship Fund
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	646